Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings Per Share From Continuing Operations (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended										12 Months Ended	11 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011 Successor		Dec. 31, 2012 Successor		Jan. 31, 2011 Predecessor		Dec. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Numerator - Basic and Diluted:
Income from Continuing Operations														$ 242		$ 1,133		$ 631			$ 5
Net Income (Loss)			(45)					86						242		1,133		631		631	6
Add Loss attributable to noncontrolling interest			(12)										1			(1)
Less: Dividends paid																(61)
Undistributed earnings			(57)					86					0	242		1,073		631			5
Percentage allocated to ordinary shares			100.00%					100.00%						100.00%		99.26%		100.00%			100.00%
Undistributed earnings (loss) allocated to ordinary shares			(57)					86						242		1,065		631			5
Add: Dividends paid allocated to ordinary shares			29													60
Earnings (loss) available to ordinary shares			(57)					86
Earnings available to ordinary shares														$ 242		$ 1,125		$ 631			$ 5
Denominator - Basic:
Basic			113,317	[1]				75,390	[1]					74,905		98,985		41,311			41,232
Add: Effect of Dilutive Securities:
Restricted stock								245						275		49		88			151
Warrants								2,935						2,895		2,372
Options								95						20
Denominator - Dilutive			113,317					78,665						78,095		101,406		41,399			41,383
Earnings per Share:
Basic earnings (loss) per Share	$ 15.28	$ 0.14	$ (0.50)		$ (0.82)	$ (0.03)	$ 13.46	$ 1.14		$ 0.88	$ 1.32	$ 0.89		$ 3.22	[2]	$ 11.37	[2]	$ 15.28	[2]		$ 0.11	[2]
Diluted earnings (loss) per Share	$ 15.25	$ 0.13	$ (0.50)		$ (0.82)	$ (0.03)	$ 13.00	$ 1.10		$ 0.85	$ 1.25	$ 0.85		$ 3.10	[2]	$ 11.10	[2]	$ 15.25	[2]		$ 0.11	[2]

[1]	On June 26, 2012, the Board of Directors of Tronox Limited approved a 5-to-1 stock split for holders of its Class A ordinary shares and Class B ordinary shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class by way of bonus issue. All references to number of shares and per share data in the unaudited condensed consolidated financial statements have been adjusted to reflect the stock split, unless otherwise noted.
[2]	(1) On June 26, 2012, the Board of Directors of Tronox Limited approved a 5-to-1 share split for holders of its Class A ordinary shares and Class B ordinary shares at the close of business on July 20, 2012, by issuance of four additional shares for each share of the same class by way of bonus issue. All references to number of shares and per share data in the Successor's consolidated financial statements have been adjusted to reflect the share split, unless otherwise noted. See Note 15 for additional information regarding the Company's share split.